Related Party Disclosures	12 Months Ended
Dec. 31, 2017
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Related Party Disclosures
28.	RELATED PARTY DISCLOSURES

Compensation of key management personnel

The emoluments of directors of the Company and other members of key management during the years ended December 31, 2015, 2016 and 2017 are set out in Note 9.